Application of New Amended and Revised Standards and Interpretations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Schedule of Diffrence Between Lease Liablilites Recognized And Operating Lease Commitments Disclosed

The weighted average lessee’s incremental borrowing rate applied to lease liabilities recognized on January 1, 2019 is 6%. The difference between the (i) lease liabilities recognized and (ii) operating lease commitments disclosed under IAS 17 on December 31, 2018 is explained as follows:

The future minimum lease payments of non-cancellable operating lease commitments on December 31, 2018	$599,393
Less: Recognition exemption for short-term leases	(261,622)
Less: Recognition exemption for leases of low-value assets	(1,097)
Undiscounted amounts on January 1, 2019	$336,674
Discounted amounts using the incremental borrowing rate on January 1, 2019	$323,850
Lease liabilities recognized on January 1, 2019	$323,850

Schedule of Anticipated Impact On Assets and Liabilities

The impact on assets, liabilities and equity as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	Carrying Amount as of January 1, 2019	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2019
Total effect on assets (right-of-use assets)	$—	$323,850	$323,850
Lease liabilities - current	$—	$219,039	$219,039
Lease liabilities - non-current	$—	104,811	$104,811
Total effect on liabilities		$323,850

Schedule of Diffrence Between Lease Liablilites Recognized And Operating Lease Commitments Disclosed

Of the new, amended and revised standards and interpretations (collectively the “New IFRSs”) that have been issued but are not yet effective, the Company has not applied the following.

New, Amended or Revised Standards and Interpretations	Effective Date Announced by IASB (Note 1)
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020 (Note 2)
Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”	January 1, 2020
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 “Classification of Liabilities as Current or Non-Current”	January 1, 2022
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020 (Note 3)